Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Jun. 30, 2025 USD ($) Vessel
Vessels Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	12
Net book value | $	$ 311,734
Bareboat Chartered Vessels [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	8
Net book value | $	$ 196,466